Long-Term Investments (Schedule Of Long-Term Investments - Schedule Of Other Equity Securities, Cost Method) (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended					1 Months Ended
	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Mar. 31, 2011 Ivanplats Limited [Member]	Jan. 31, 2011 Ivanplats Limited [Member]	Dec. 31, 2012 Ivanplats Limited [Member]		Dec. 31, 2011 Ivanplats Limited [Member]		Dec. 31, 2012 Other [Member]	Dec. 31, 2011 Other [Member]
Other equity securities, cost method, Equity Interest								11.80%	[1]	8.80%	[1]
Other equity securities, cost method, Cost Basis		$ 16,234,000	[2]	$ 16,234,000	[2]			$ 16,119,000	[1]	$ 16,119,000	[1]	$ 115,000	$ 115,000
Shares sold							1.4
Value of shares sold							14,000,000
Gain on sale of long-term investment							$ 10,600,000
Warrants converted in to common stock						2.5
Number of cost method investment common shares held by the reporting entity that were reclassified to class B common shares	33.5

[1]	In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million.
[2]	Other equity securities, cost method December 31, 2012 December 31, 2011 Equity Interest Cost Basis Equity Interest Cost Basis Ivanplats Limited - Class B common shares (i) 11.8% $ 16,119 8.8% $ 16,119 Other - 115 - 115 $ 16,234 $ 16,234 (i) In January 2011, the Company sold 1.4 million shares of Ivanplats for $14.0 million and recognized a gain on sale of $10.6 million. In March 2011, the Company converted its remaining holding of Ivanplats special warrants into 2.5 million common shares of Ivanplats at no additional cost. In September 2012, Ivanplats completed a reorganization whereby all 33.5 million Ivanplats common shares held by the Company were reclassified to Class B common shares. The reclassification preserves the Company's existing shareholder rights, but imposes a restriction on transferability that inhibits liquidity until such time as the Class B common shares are converted to Class A common shares. Such conversion occurs automatically 39 months after the completion of Ivanplats initial public offering, which was completed on October 23, 2012. The Company can accelerate the conversion of the Class B common shares by signing a Lock-up Agreement with Ivanplats. Upon signing the Lock-up Agreement, the Class B common shares would gradually convert to Class A common shares over a 33 month period, commencing six months after the date of Ivanplats initial public offering, and be subject to certain restrictions on disposition as outlined in the Lock-up Agreement. As at December 31, 2012, the Company had not signed the Lock-up Agreement and held 33.5 million Class B common shares, which are classified as a cost method investment because they do not have a readily determinable fair value.